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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                          T. John Holton, Esq. Bingham
                                 McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------
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ITEM 1. SCHEDULE OF INVESTMENTS.

                                       CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------

INVESTMENTS AS OF MARCH 31, 2007
(unaudited)

COMMON STOCKS -- 99.6% OF TOTAL NET ASSETS
                                                                           SHARES              VALUE (a)
                                                                           ------              ---------
AIRLINES -- 12.1%
  Copa Holdings, S.A ................................................      460,000           $ 23,685,400
  Lan Airlines S.A. ADR (b) .........................................      534,000             36,792,600
                                                                                             ------------
                                                                                               60,478,000
                                                                                             ------------
BUSINESS SERVICES -- 5.8%
  Anixter International Inc. (c) ....................................      434,800             28,670,712
                                                                                             ------------

CHEMICALS - SPECIALTY -- 3.2%
  Albemarle Corporation .............................................      380,000             15,709,200
                                                                                             ------------

ELECTRONIC AND COMMUNICATIONS EQUIPMENT -- 5.0%
  CommScope, Inc. (c) ...............................................      575,000             24,667,500
                                                                                             ------------

FINANCIAL SERVICES -- 1.8%
  AmeriCredit Corp. (c) .............................................      400,000              9,144,000
                                                                                             ------------

HOME BUILDING PRODUCTS -- 3.7%
  NCI Building Systems, Inc. (c) ....................................      383,800             18,322,612
                                                                                             ------------

HOUSING AND BUILDING MATERIAL -- 8.6%
  Desarrolladora Homex, S.A. de C.V. ADR (b)(c) .....................      740,000             42,883,000
                                                                                             ------------

LIGHT CAPITAL GOODS -- 6.1%
  The Middleby Corporation (c) ......................................      230,000             30,323,200
                                                                                             ------------

METALS AND MINING -- 5.7%
  RTI International Metals, Inc. (c) ................................      310,000             28,213,100
                                                                                             ------------

MISCELLANEOUS -- 14.4%
  Corrections Corporation of America (c) ............................      570,000             30,101,700
  Sotheby's .........................................................      940,000             41,811,200
                                                                                             ------------
                                                                                               71,912,900
                                                                                             ------------
OIL - INDEPENDENT PRODUCTION -- 2.4%
  Cabot Oil & Gas Corporation .......................................      180,000             12,117,600
                                                                                             ------------

OIL REFINING -- 6.9%
  Frontier Oil Corporation ..........................................      830,000             27,091,200
  Holly Corporation .................................................      125,000              7,412,500
                                                                                             ------------
                                                                                               34,503,700
                                                                                             ------------

OIL SERVICE -- 12.9%
  Cameron International Corporation (c) .............................      410,000             25,743,900
  Core Laboratories N.V. (c) ........................................      315,000             26,406,450
  Dril-Quip, Inc. (c) ...............................................      285,000             12,334,800
                                                                                             ------------
                                                                                               64,485,150
                                                                                             ------------

RETAIL -- 5.4%
  Guess?, Inc. ......................................................      670,000             27,128,300
                                                                                             ------------

STEEL -- 5.6%
  Carpenter Technology Corporation ..................................      230,000             27,774,800
                                                                                             ------------

TOTAL COMMON STOCKS (Identified Cost $406,969,614) ...............................            496,333,774
                                                                                             ------------

SHORT-TERM INVESTMENT -- 0.8% OF TOTAL NET ASSETS

                                                                          FACE
                                                                         AMOUNT
                                                                         ------

  American Express Credit Corporation, 5.28%, 4/02/07
  (Cost $4,190,000) .................................................  $ 4,190,000              4,190,000
                                                                                             ------------

TOTAL INVESTMENTS -- 100.4% (Identified Cost $411,159,614) (d) ...................            500,523,774
  Cash and receivables ...........................................................             10,797,413
  Liabilities ....................................................................            (13,065,701)
                                                                                             ------------
TOTAL NET ASSETS -- 100.0% .......................................................           $498,255,486
                                                                                             ============

(a) Security valuation -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates market value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.
(d) Federal Tax Information: At March 31, 2007 the net unrealized appreciation on investments based on cost of $414,834,711 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments in which there is an excess
      of value over tax cost                                                                  $87,085,353
    Aggregate gross unrealized depreciation for all investments in which there is an excess
      of tax cost over value                                                                   (1,396,290)
                                                                                              -----------
                                                                                              $85,689,063
                                                                                              ===========

    The cost basis and unrealized appreciation/(depreciation) for the schedule of investments and tax purposes differ due to differing treatments of wash sale losses deferred.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d)under the Act)that occurred during the CGM Capital Development Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the CGM Capital Development's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.
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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CGM Capital Development Fund


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 21, 2007


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date: May 21, 2007


By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer

Date: May 21, 2007